Prepaid Expenses	12 Months Ended
Dec. 31, 2015
Prepaid Expenses [Abstract]
PREPAID EXPENSES

NOTE 3 – PREPAID EXPENSES

Prepaid expenses consisted of the following as of December 31, 2015 and 2014:

	2015	2014
Insurance	$30,623	$18,093
Rent	-0-	-0-
Legal	40,000	10,000
Total prepaid expenses	$70,623	$28,093